Nationwide Government Money Market Fund Investment Strategy - Nationwide Government Money Market Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. The Fund invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. government securities are debt securities issued and/or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. The Fund limits investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase (i.e., securities that are determined to present minimal credit risks, government securities, and shares of other money market funds). The Fund maintains a dollar-weighted average maturity of no more than 60 calendar days and a dollar-weighted average life of no more than 120 calendar days that is determined without reference to certain interest rate readjustments. The Fund operates as a “Government Money Market Fund,” as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended. This means that the Fund invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements that are fully collateralized by U.S. government securities. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash. The Fund does not currently intend to impose liquidity fees on Fund redemptions. However, the Fund’s Board of Trustees reserves the ability to subject the Fund to a liquidity fee in the future, after providing prior notice to shareholders. Because the Fund invests in short-term securities, the Fund’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.